Related party transactions	6 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Related party transactions

18. Related party transactions

The disposal of the UK banking business to Barclays Bank UK PLC and transfer of ownership of Barclays Bank UK PLC to Barclays PLC has materially affected the financial position and the performance of the Barclays Bank Group during this period with regards to its related party transactions. Refer to Note 2, Disposal of business and transfer of ownership of subsidiary for further details, including intra-group balances.

Parent company

The parent company, which is also the ultimate parent company, is Barclays PLC, which holds 100% of the issued ordinary shares of Barclays Bank PLC.

Fellow subsidiaries

Transactions between the Barclays Bank Group and other subsidiaries of the parent company meet the definition of related party transactions.

Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Parent	Fellow subsidiaries
Half year ended 30.06.18	£m	£m
Total income	(77)	1
Operating expenses	(72)	(2,045)

As at 30.06.18
Total assets	662	2,749
Total liabilities	21,437	2,588

Except for the above, no related party transactions that have taken place in the half year ended 30 June 2018 have materially affected the financial position or performance of the Barclays Bank Group during this period.